Schedule of loans and borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current liabilities	$ 12,877	$ 12,194	$ 8,171
Non-current liabilities	15,859	16,800	20,915
Total	28,736	28,994	29,086
Debtor invoice financing [member]
IfrsStatementLineItems [Line Items]
Current liabilities		67	67
Share holder loans [member]
IfrsStatementLineItems [Line Items]
Current liabilities	12,877	12,127	8,104
Non-current liabilities	$ 15,859	$ 16,800	$ 20,915